Financial Transactions with Off-Balance-Sheet Risk and Concentrations of Credit Risk - Commitment and Contingent Liabilities Not Reflected in Consolidated Financial Statements (Details) - Northfield Bancorp, Inc. [Member] - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Commitments to extend credit
Commitments and contingent liabilities	$ 21,736	$ 51,260
Unused lines of Credit
Commitments and contingent liabilities	316,348	261,783
Standby letters of credit
Commitments and contingent liabilities	$ 4,982	$ 5,362